Deferred Income Tax Assets And Liabilities(Table)	12 Months Ended
Dec. 31, 2020
Deferred Tax Assets And Liabilities Abstract [Abstract]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Explanatory

Details of deferred income tax assets and liabilities as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Assets		Liabilities		Net amount
	(In millions of Korean won)
Other provisions	￦	115,500	￦	—	￦	115,500
Allowances for credit losses		451		(3,266)		(2,815)
Impairment losses of property and equipment		4,396		(1,952)		2,444
Share-based payments		18,002		—		18,002
Provisions for acceptances and guarantees		20,959		—		20,959
Gains or losses on valuation of derivatives		51,160		(158,604)		(107,444)
Present value discount		8,244		(4,201)		4,043
Gains or losses on fair value hedge		12,123		—		12,123
Accrued interest		—		(110,359)		(110,359)
Deferred loan origination fees and costs		531		(199,000)		(198,469)
Advanced depreciation provision		—		(1,703)		(1,703)
Gains or losses on revaluation		549		(329,331)		(328,782)
Investments in subsidiaries and others		35,306		(105,470)		(70,164)
Gains or losses on valuation of security investment		39,949		(265,934)		(225,985)
Defined benefit liabilities		557,423		—		557,423
Accrued expenses		249,999		—		249,999
Retirement insurance expense		—		(489,602)		(489,602)
Adjustments to the prepaid contributions		—		(22,897)		(22,897)
Derivative-linked securities		131,259		(34,635)		96,624
Others		469,540		(762,633)		(293,093)

		1,715,391		(2,489,587)		(774,196)

Offsetting of deferred income tax assets and liabilities		(1,711,794)		1,711,794		—

	￦	3,597	￦	(777,793)	￦	(774,196)

	December 31, 2020
	Assets		Liabilities		Net amount
	(In millions of Korean won)
Other provisions	￦	149,259	￦	—	￦	149,259
Allowances for credit losses		26,496		(3,356)		23,140
Impairment losses of property and equipment		3,992		(1,889)		2,103
Share-based payments		17,718		—		17,718
Provisions for acceptances and guarantees		17,046		—		17,046
Gains or losses on valuation of derivatives		20,645		(223,482)		(202,837)
Present value discount		17,058		(3,041)		14,017
Gains or losses on fair value hedge		21,060		—		21,060
Accrued interest		—		(125,835)		(125,835)
Deferred loan origination fees and costs		7,224		(226,821)		(219,597)
Advanced depreciation provision		—		(1,703)		(1,703)
Gains or losses on revaluation		338		(319,698)		(319,360)
Investments in subsidiaries and others		38,164		(111,589)		(73,425)
Gains or losses on valuation of security investment		73,857		(1,232,689)		(1,158,832)
Defined benefit liabilities		606,146		—		606,146
Accrued expenses		334,900		—		334,900
Retirement insurance expense		—		(541,317)		(541,317)
Adjustments to the prepaid contributions		—		(28,261)		(28,261)
Derivative-linked securities		78,202		(30,881)		47,321
Others*		1,081,691		(740,462)		341,229

		2,493,796		(3,591,024)		(1,097,228)

Offsetting of deferred income tax assets and liabilities		(2,428,738)		2,428,738		—

	￦	65,058	￦	(1,162,286)	￦	(1,097,228)

*	Includes PPA amount from acquisition of Prudential Life Insurance Company of Korea Ltd. and KB Insurance Co., Ltd., and others.

Unrecognized Deferred Income Tax Assets

No deferred income tax assets have been recognized for the deductible temporary difference of ￦ 242,875 million associated with investments in subsidiaries and associates as of December 31, 2020, because it is not probable that the temporary differences will be reversed in the foreseeable future.

No deferred income tax assets have been recognized for deductible temporary differences of ￦ 75,831 million associated with others, as of December 31, 2020, due to the uncertainty that these will be realized in the future.

Unrecognized Deferred Income Tax Liabilities

No deferred income tax liabilities have been recognized for the taxable temporary difference of ￦ 260,739 million associated with investment in subsidiaries and associates as of December 31, 2020, due to the following reasons:

•	The Group is able to control the timing of the reversal of the temporary difference.

•	It is probable that the temporary difference will not be reversed in the foreseeable future.

No deferred income tax liabilities have been recognized as of December 31, 2020, for the taxable temporary difference of ￦ 65,288 million arising from the initial recognition of goodwill from the merger of Housing and Commercial Bank in 2001.

Changes in cumulative temporary differences for the years ended December 31, 2019 and 2020, are as follows:

	2019
	Beginning		Decrease		Increase		Ending
	(In millions of Korean won)
Deductible temporary differences
Gains or losses on fair value hedge	￦	—	￦	—	￦	44,085	￦	44,085
Other provisions		411,903		411,747		424,227		424,383
Allowances for credit losses		12,481		16,160		5,697		2,018
Impairment losses on property and equipment		21,927		21,402		15,460		15,985
Deferred loan origination fees and costs		1,841		1,841		1,930		1,930
Share-based payments		60,071		52,475		55,496		63,092
Provisions for acceptance and guarantees		73,809		73,809		76,214		76,214
Gains or losses on valuation of derivatives		503,277		503,277		186,035		186,035
Present value discount		24,593		24,347		29,732		29,978
Investments in subsidiaries and others		184,870		47,217		47,727		185,380
Gains or losses on valuation of security investment		269,731		264,318		130,823		136,236
Defined benefit liabilities		1,977,430		200,827		384,616		2,161,219
Accrued expenses		993,906		994,326		912,019		911,599
Derivative-linked securities		13,679		13,679		477,307		477,307
Others		1,290,065		600,750		979,710		1,669,025

		5,839,583		3,226,175		3,771,078		6,384,486

Unrecognized deferred income tax assets:
Other provisions		3,416						4,788
Investments in subsidiaries and others		73,764						67,645
Others		120,704						125,158

		5,641,699						6,186,895
Tax rate (%)		27.5						27.5

Total deferred income tax assets	￦	1,562,537					￦	1,715,391

Taxable temporary differences
Gains or losses on fair value hedge	￦	(94,085)	￦	(94,085)	￦	—	￦	—
Accrued interest		(411,487)		(362,627)		(352,477)		(401,337)
Allowances for credit losses		(238)		(238)		(11,877)		(11,877)
Impairment losses on property and equipment		(4,457)		(212)		82		(4,163)
Deferred loan origination fees and costs		(727,528)		(727,528)		(752,178)		(752,178)
Advanced depreciation provision		(6,192)		—		—		(6,192)
Gains or losses on valuation of derivatives		(49,036)		(49,036)		(576,743)		(576,743)
Present value discount		(8,656)		(8,656)		(15,278)		(15,278)
Goodwill from merger		(65,288)		—		—		(65,288)
Gains or losses on revaluation		(1,201,992)		(52,470)		(48,044)		(1,197,566)
Investments in subsidiaries and others		(316,346)		(19,421)		(122,130)		(419,055)
Gains or losses on valuation of security investment		(601,496)		(594,206)		(899,500)		(906,790)
Retirement insurance expense		(1,611,475)		(153,528)		(317,793)		(1,775,740)
Adjustments to the prepaid contributions		(69,212)		(69,212)		(83,262)		(83,262)
Derivative-linked securities		(271,873)		(271,873)		(125,947)		(125,947)
Others		(2,098,159)		(2,917,318)		(3,613,007)		(2,793,848)

		(7,537,520)		(5,320,410)		(6,918,154)		(9,135,264)

Unrecognized deferred income tax liabilities:				—
Goodwill from merger		(65,288)						(65,288)
Investments in subsidiaries and others		(62,367)						(68,836)
Others		(588)						(1,247)

		(7,409,277)						(8,999,893)
Tax rate (%)		27.5						27.5

Total deferred income tax liabilities	￦	(2,050,913)					￦	(2,489,587)

	2020
	Beginning		Business combination		Decrease		Increase		Ending
	(In millions of Korean won)
Deductible temporary differences
Gains or losses on fair value hedge	￦	44,085	￦	—	￦	44,085	￦	76,583	￦	76,583
Other provisions		424,383		6,383		426,457		540,396		544,705
Allowances for credit losses		2,018		105,505		96,885		83,111		93,749
Impairment losses of property and equipment		15,985		—		9,658		8,189		14,516
Deferred loan origination fees and costs		1,930		35,863		15,098		3,574		26,269
Share-based payments		63,092		5		55,601		54,589		62,085
Provisions for acceptance and guarantees		76,214		—		76,214		61,984		61,984
Gains or losses on valuation of derivatives		186,035		5,201		191,236		76,238		76,238
Present value discount		29,978		—		29,732		61,783		62,029
Investments in subsidiaries and others		185,380		—		47,034		232,655		371,001
Gains or losses on valuation of security investment		136,236		—		136,070		251,524		251,690
Defined benefit liabilities		2,161,219		94,105		227,010		327,255		2,355,569
Accrued expenses		911,599		75,498		911,599		1,144,785		1,220,283
Derivative-linked securities		477,307		—		477,307		284,370		284,370
Others*		1,669,025		2,068,207		1,170,462		1,081,994		3,648,764

		6,384,486		2,390,767		3,914,448		4,289,030		9,149,835

Unrecognized deferred income tax assets:
Other provisions		4,788								3,054
Investments in subsidiaries and others		67,645								242,875
Others		125,158								75,831

		6,186,895								8,828,075
Tax rate (%)		27.5								27.5

Total deferred income tax assets	￦	1,715,391							￦	2,493,796

Taxable temporary differences
Accrued interest	￦	(401,337)	￦	(168,859)	￦	(394,255)	￦	(281,685)	￦	(457,626)
Allowances for credit losses		(11,877)		—		(11,877)		(12,203)		(12,203)
Impairment losses of property and equipment		(4,163)		—		(111)		117		(3,935)
Deferred loan origination fees and costs		(752,178)		—		(752,178)		(820,223)		(820,223)
Advanced depreciation provision		(6,192)		—		—		—		(6,192)
Gains or losses on valuation of derivatives		(576,743)		—		(576,743)		(812,662)		(812,662)
Present value discount		(15,278)		—		(15,278)		(10,916)		(10,916)
Goodwill from merger		(65,288)		—		—		—		(65,288)
Gains or losses on revaluation		(1,197,566)		—		(80,036)		(45,008)		(1,162,538)
Investments in subsidiaries and others		(419,055)		—		(70,188)		(297,809)		(646,676)
Gains or losses on valuation of security investment		(906,790)		(3,060,750)		(899,660)		(1,358,042)		(4,425,922)
Retirement insurance expense		(1,775,740)		(61,789)		(162,764)		(288,296)		(1,963,061)
Adjustments to the prepaid contributions		(83,262)		—		(83,262)		(102,768)		(102,768)
Derivative-linked securities		(125,947)		—		(125,947)		(112,293)		(112,293)
Others*		(2,793,848)		(1,613)		(1,644,815)		(1,555,740)		(2,706,386)

		(9,135,264)		(3,293,011)		(4,817,114)		(5,697,528)		(13,308,689)

Unrecognized deferred income tax liabilities:						—
Goodwill from merger		(65,288)								(65,288)
Investments in subsidiaries and others		(68,836)								(260,739)
Others		(1,247)								(1,042)

		(8,999,893)								(12,981,620)
Tax rate (%)		27.5								27.5

Total deferred income tax liabilities	￦	(2,489,587)							￦	(3,591,024)

*	Includes PPA amount from acquisition of Prudential Life Insurance Company of Korea Ltd. and KB Insurance Co., Ltd., and others.